RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES
	December 31,
	2023	2022
	USD in thousands
Directors (directors’ accrued compensation)	31	48
Smartec R&D Ltd. (see note 8b)	10	10
	41	58